Convertible Note (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 25, 2021	Dec. 11, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, interest rate			3.00%		3.00%	3.00%
Debt instrument, discount			$ 1,214,003		$ 949,495	$ 0
Proceeds from convertible note			$ 450,000		$ 950,000
Number of warrants issued			8,000,000		3,125,000
Warrants, expected term			5 years		5 years
Fair value of warrants			$ 3,359,716		$ 2,599,066
Unsecured, Convertible Note [Member]
Convertible note value	$ 4,000,000	$ 1,000,000
Debt instrument, term		13 months
Debt instrument, maturity date		Jan. 11, 2022
Debt Instrument, interest rate		10.00%
Debt Instrument, discount rate		5.00%
Debt instrument, discount		$ 50,000	500,000		1,000,000
Proceeds from convertible note		$ 950,000
Debt instrument, description		The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.
Debt issuance costs			$ 50,000		$ 86,000